Document And Entity Information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	May 26, 2020	Sep. 27, 2019
Document Information [Line Items]
Entity Registrant Name	Seneca Foods Corporation
Entity Central Index Key	0000088948
Trading Symbol	senea
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Public Float			$ 194,326
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Stock Class A, $.25 Par Common Stock Class B, $.25 Par
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		7,383,993
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		1,733,902